Derivative Instruments and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2025
Derivative Instruments and Hedging Activities [Abstract]
Schedule of Fair Values of Outstanding Derivative Instruments	The fair values of outstanding derivative instruments were as follows:
December 31, 2025

Accrued expenses and other current liabilities	$50